Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting Information
Segment Reporting Disclosure [Text Block]
Segment Information
The Company currently manages its business based on the performance of two operating segments: multifamily and commercial. The multifamily and commercial segments have separate management teams that are responsible for acquiring, developing, managing and leasing properties within each respective segment.
Multifamily management is responsible for all aspects of the Company’s multifamily property operations, including the management and leasing services for 114 multifamily apartment communities, as well as third-party management services for multifamily apartment communities in which the Company does not have an ownership interest. Additionally, the multifamily management team is responsible for all aspects of for-sale developments, including disposition activities. The multifamily segment includes the operations and assets of the for-sale developments due to the insignificance of these operations in the periods presented. Commercial management is responsible for all aspects of the Company’s commercial property operations, including the management and leasing services for 11 commercial properties, as well as third-party management services for a commercial property in which the Company does not have an ownership interest and for brokerage services in other commercial property transactions.

The pro-rata portion of the revenues and net operating income (“NOI”) of the partially-owned unconsolidated entities in which the Company has an interest are included in the applicable segment information. Additionally, the revenues and NOI of properties sold that are classified as discontinued operations are also included in the applicable segment information. In reconciling the segment information presented below to total revenues, income/loss from continuing operations and total assets, investments in partially-owned unconsolidated entities are eliminated as equity investments and discontinued operations are reported separately. Management evaluates the performance of its multifamily and commercial segments and allocates resources to them based on segment NOI. Segment NOI is defined as total property revenues (including minimum rent and other property-related revenue) less total property operating expenses (including such items as general and administrative expenses, on-site payroll, repairs and maintenance, real estate taxes, insurance and advertising) and includes revenues/expenses from unconsolidated partnerships and joint ventures.

Presented below is segment information for the multifamily and commercial segments including the reconciliation of total segment revenues to total revenues and total segment NOI to income/loss from continuing operations before noncontrolling interest for the years ended December 31, 2012 and 2011. For purposes of the following table, "Multifamily - Same-Property" includes all consolidated multifamily properties continuously owned since January 1, 2011. Same-property communities may be adjusted during the year to account for disposition activity.

	Years Ended December 31,
($ in thousands)	2012	2011
Revenues:
Segment revenues:
Multifamily - Same Property (1)	$310,859	$294,800
Multifamily - Other (2)	56,771	41,247
Total multifamily	367,630	336,047
Commercial	62,084	77,850
Total segment revenues	429,714	413,897
Partially-owned unconsolidated entities — Multifamily	(1,731)	(2,336)
Partially-owned unconsolidated entities — Commercial	(11,500)	(26,046)
Other non-property related revenue	5,712	8,047
Discontinued operations property revenue	(53,348)	(63,936)
Total consolidated revenues	$368,847	$329,626

NOI:
Segment NOI:
Multifamily - Same Property (1)	$188,869	$175,553
Multifamily - Other (2)	31,067	20,491
Total multifamily	219,936	196,044
Commercial	41,601	52,774
Total segment NOI	261,537	248,818
Partially-owned unconsolidated entities — Multifamily	(924)	(1,183)
Partially-owned unconsolidated entities — Commercial	(7,340)	(17,318)
Other non-property related revenue	5,712	8,047
Discontinued operations property NOI	(30,375)	(38,375)
Impairment — discontinued operations (3)	(3,251)	—
Property management expense	(12,858)	(9,185)
General and administrative expense	(22,615)	(20,439)
Management fees and other expenses	(6,298)	(8,067)
Restructuring charges	(1,848)	(153)
Investment and development expenses (3)	(1,285)	(1,781)
Depreciation	(113,961)	(107,236)
Amortization	(3,043)	(4,540)
Impairment, legal contingencies and other losses (4)	(22,762)	(5,736)
Income from operations	40,689	42,852
Total other income (expense), net (5)	(68,664)	(73,263)
Loss from continuing operations	$(27,975)	$(30,411)
________________________

(1)	Consists of the 95 consolidated multifamily communities, containing 28,943 apartment units, continuously owned since January 1, 2011.

(2)	Includes all multifamily communities other than same-property communities and operations from the for-sale portfolio.

(3)	Reflects costs incurred related to acquisitions and abandoned pursuits. These costs are volatile and, therefore, may vary between periods.

(4)	See Note 3 - "Real Estate Activity - Impairment, Legal Contingencies and Other Losses" for a description of the charges.

(5)
For-sale residential activities, including net gain on sales and income tax expense (benefit), are included in the line item “Total other income (expense)”. See Note 3 - "Real Estate Activity - For-Sale Activities".

Presented below is segment information, for the multifamily and commercial segments, including the reconciliation of total segment revenues to total revenues and total segment NOI to income/loss from continuing operations before noncontrolling interest for the years ended December 31, 2011 and 2010. For the purposes of the following table, "Multifamily - Same-Property" includes all consolidated multifamily properties continuously owned during the periods presented since January 1, 2010. Same-property communities may be adjusted during the year to account for disposition activity.

	Years Ended December 31,
($ in thousands)	2011	2010
Revenues:
Segment revenues:
Multifamily - Same Property (1)	$295,620	$283,115
Multifamily - Other (2)	40,427	26,279
Total multifamily	336,047	309,394
Commercial	77,850	80,015
Total segment revenues	413,897	389,409
Partially-owned unconsolidated entities — Multifamily	(2,336)	(3,106)
Partially-owned unconsolidated entities — Commercial	(26,046)	(30,987)
Other non-property related revenue	8,047	11,693
Discontinued operations property revenue	(63,936)	(65,302)
Total consolidated revenues	$329,626	$301,707

NOI:
Segment NOI:
Multifamily - Same Property (1)	$174,890	$163,058
Multifamily - Other (2)	21,154	11,134
Total multifamily	196,044	174,192
Commercial	52,774	54,006
Total segment NOI	248,818	228,198
Partially-owned unconsolidated entities — Multifamily	(1,183)	(1,468)
Partially-owned unconsolidated entities — Commercial	(17,318)	(20,839)
Other non-property related revenue	8,047	11,693
Discontinued operations property NOI	(38,375)	(37,333)
Property management expense	(9,185)	(8,584)
General and administrative expense	(20,439)	(18,563)
Management fees and other expenses	(8,067)	(9,504)
Restructuring charges	(153)	(361)
Investment and development expenses (3)	(1,781)	(422)
Depreciation	(107,236)	(100,137)
Amortization	(4,540)	(2,856)
Impairment, legal contingencies and other losses (4)	(5,736)	(1,308)
Income from operations	42,852	38,516
Total other income (expense), net (5)	(73,263)	(84,911)
Loss from continuing operations	$(30,411)	$(46,395)
________________________

(1)	Consists of the 96 consolidated multifamily communities, containing 29,233 apartment units, continuously owned during the periods presented since January 1, 2010.

(2)	Includes all multifamily communities other than same-property communities and operations from the for-sale portfolio.

(3)	Reflects costs incurred related to acquisitions and abandoned pursuits. These costs are volatile and, therefore, may vary between periods.

(4)	See Note 3 - "Real Estate Activity - Impairment, Legal Contingencies and Other Losses" for a description of the charges.

(5)
For-sale residential activities, including net gain on sales and income tax expense (benefit), are included in the line item “Total other income (expense)”. See Note 3 - "Real Estate Activity - For-Sale Activities".

Additionally, the Company's total segment capitalized expenditures to total capitalized expenditures and total segment assets to total assets as of December 31, 2012 and 2011 are presented below.

	As of December 31,
($ in thousands)	2012	2011
Development and Capitalized Expenditures:
Multifamily	$103,444	$59,007
Commercial	18,857	10,756
Corporate	346	373
Total consolidated development and capitalized expenditures	$122,647	$70,136

Assets:
Segment assets:
Multifamily	$2,669,843	$2,584,769
Commercial	450,582	514,810
Total segment assets	3,120,425	3,099,579
Unallocated corporate assets (1)	165,783	159,026
Colonial Properties Trust	$3,286,208	$3,258,605
Corporate assets specific to Colonial Properties Trust	(48)	(177)
Colonial Realty Limited Partnership	$3,286,160	$3,258,428
________________________

(1)	Includes the Company's investment in partially-owned entities of $7.8 million and $12.3 million as of December 31, 2012 and December 31, 2011, respectively.